Consolidated Statement of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Sales:
Product sales	$ 40,729	$ 38,882	$ 36,615
Service sales	16,979	16,872	15,660
Total net sales	57,708	55,754	52,275
Costs and Expenses:
Cost of products sold	31,094	29,252	27,513
Cost of services sold	11,059	11,117	10,441
Research and development	2,371	1,951	1,656
Selling, general and administrative	6,452	6,161	5,798
Total costs and expenses	50,976	48,481	45,408
Other income, net	952	573	31
Operating profit	7,684	7,846	6,898
Interest expense, net	773	496	650
Income from continuing operations before income taxes	6,911	7,350	6,248
Income tax expense	1,711	2,134	1,725
Net income from continuing operations	5,200	5,216	4,523
Discontinued operations (Note 3):
Income from operations	171	255	290
Gain on disposal	861	0	0
Income tax expense	(742)	(97)	(102)
Net income from discontinued operations	290	158	188
Net income	5,490	5,374	4,711
Less: Non-controlling interest in subsidiaries' earnings	360	395	338
Net income attributable to common shareowners	5,130	4,979	4,373
Net income attributable to common shareowners:
Net income from continuing operations	4,847	4,831	4,195
Net income from discontinued operations	$ 283	$ 148	$ 178
Earnings Per Share of Common Stock - Basic:
Net income from continuing operations	$ 5.41	$ 5.41	$ 4.62
Net income attributable to common shareowners	$ 5.73	$ 5.58	$ 4.82
Earnings Per Share of Common Stock - Diluted:
Net income from continuing operations	$ 5.35	$ 5.33	$ 4.55
Net income attributable to common shareowners	$ 5.66	$ 5.49	$ 4.74
Dividends Per Share of Common Stock	$ 2.030	$ 1.865	$ 1.700
Weighted average number of shares outstanding:
Basic shares	895.2	892.3	907.9
Diluted shares	906.6	906.8	922.7